UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/05

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheridan Major
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Sheridan Major			Jacksonville Beach, FL    27 October 2005
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		108

Form 13F Information Table Value Total:	              $203,338  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1254 76334.000SH       Sole                76334.000
Albertson's Incorporated       COM              013104104      402 15675.000SH       Sole                15675.000
Alliance Healthcard            COM              01860F103        5 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101     1007 18214.000SH       Sole                18214.000
Alltel Corp.                   COM              020039103     2705 41548.000SH       Sole                41283.000           265.000
Altria Group, Inc.             COM              718154107      227 3079.000 SH       Sole                 3079.000
American Electric Power        COM              025537101      849 21385.000SH       Sole                21385.000
American Express               COM              025816109     1009 17568.064SH       Sole                17568.064
American International Group,  COM              026874107     1877 30292.500SH       Sole                30292.500
American Natl Ins Co.          COM              028591105     6062 50890.000SH       Sole                50690.000           200.000
Amgen Incorporated             COM              031162100      253 3175.000 SH       Sole                 3175.000
Amsouth Bancorporation         COM              032165102     4757 188340.000SH      Sole               187840.000           500.000
Arris Group, Inc.              COM              04269Q100      237 20000.000SH       Sole                20000.000
BP plc (ADR)                   COM              055622104      826 11665.000SH       Sole                11665.000
Bank of America                COM              060505104     4192 99574.000SH       Sole                99574.000
Barrick Gold Corp              COM              067901108     2523 86840.000SH       Sole                86840.000
Baxter Intl. Inc.              COM              071813109      340 8530.000 SH       Sole                 8530.000
Berkshire Hathaway Class B     COM              084670207     1559  571.000 SH       Sole                  571.000
Biotech Holders Trust          COM              09067D201     1497 7850.000 SH       Sole                 7750.000           100.000
Boeing                         COM              097023105     1314 19343.000SH       Sole                19343.000
Bright Horizons Family Solutio COM              109195107      271 7050.000 SH       Sole                 7050.000
Bristol Myers Squibb           COM              110122108     1245 51756.000SH       Sole                51756.000
C.R. Bard Inc                  COM              067383109      381 5775.000 SH       Sole                 5775.000
Canadian National Railway Co   COM              136375102      209 2950.000 SH       Sole                 2950.000
Cascade Natural Gas            COM              147339105     1111 51032.000SH       Sole                51032.000
Cerner Corp                    COM              156782104      448 5150.000 SH       Sole                 5150.000
Charles Schwab & Company       COM              808513105      319 22081.000SH       Sole                22081.000
Chevron Texaco                 COM              166764100      838 12948.000SH       Sole                12948.000
Citigroup Inc.                 COM              172967101     2069 45457.221SH       Sole                45457.221
Cleveland-Cliffs Inc           COM              185896107      422 4850.000 SH       Sole                 4850.000
Coca Cola                      COM              191216100      331 7663.000 SH       Sole                 7663.000
Commercial Bancshares Florida  COM              201607108     6291 167367.000SH      Sole               134273.000         33094.000
Commercial Net Realty          COM              202218103      590 29500.000SH       Sole                29500.000
Compass Bank                   COM              20449H109     1845 40259.000SH       Sole                40259.000
ConocoPhillips                 COM              20825C104     7399 105830.000SH      Sole               105830.000
Constellation Brands           COM              21036P108     1511 58100.000SH       Sole                58100.000
Dell Inc.                      COM              247025109     2163 63257.000SH       Sole                63257.000
Deluxe Corp.                   COM              248019101      748 18625.000SH       Sole                18625.000
Duke Energy Corp.              COM              264399106     5281 181048.000SH      Sole               180048.000          1000.000
E I Dupont De Nemour           COM              263534109      340 8674.000 SH       Sole                 8674.000
EMC Corporation                COM              268648102      947 73184.000SH       Sole                73184.000
Emerson Electric               COM              291011104     5289 73668.000SH       Sole                73368.000           300.000
Exxon Mobil Corp               COM              302290101     3865 60825.000SH       Sole                60825.000
Florida Rock Industries        COM              341140101    16111 251377.500SH      Sole               251377.500
Flowers Foods, Inc.            COM              343496105      697 25548.500SH       Sole                25548.500
Fortune Brands                 COM              349631101      350 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108     1302 10890.000SH       Sole                10890.000
General Electric               COM              369604103     6779 201328.093SH      Sole               200628.093           700.000
General Growth Properties Inc  COM              370021107      521 11597.000SH       Sole                11597.000
Genuine Parts                  COM              372460105     2490 58047.000SH       Sole                58047.000
Georgia-Pacific                COM              373298108      547 16050.000SH       Sole                16050.000
Gillette Co.                   COM              375766102      233 4006.000 SH       Sole                 4006.000
H J Heinz                      COM              423074103     1897 51926.000SH       Sole                51926.000
Harrah's Entertainment Inc.    COM              413619107      230 3523.000 SH       Sole                 3523.000
Hawaiian Electric Industries   COM              419870100     4295 154039.000SH      Sole               154039.000
Hershey                        COM              427866108      249 4430.000 SH       Sole                 4430.000
Hilton Hotel Corporation       COM              432848109      285 12781.000SH       Sole                12781.000
Home Depot                     COM              437076102     3849 100915.013SH      Sole               100915.013
Intel Corporation              COM              458140100     2810 113990.000SH      Sole               113990.000
International Business Machine COM              459200101     1221 15223.226SH       Sole                14923.226           300.000
Johnson & Johnson              COM              478160104     8624 136282.861SH      Sole               135682.861           600.000
Johnson Controls               COM              478366107     3421 55125.000SH       Sole                54825.000           300.000
Lowe's Companies, Inc.         COM              548661107     1145 17784.000SH       Sole                17784.000
Mcdonalds Corp.                COM              580135101      316 9442.209 SH       Sole                 9442.209
Microsoft Corporation          COM              594918104     2263 87943.000SH       Sole                87443.000           500.000
Minnesota Mining Mfg           COM              604059105     3824 52120.000SH       Sole                51620.000           500.000
Motorola, Inc.                 COM              620076109      997 45258.000SH       Sole                45258.000
Nordstrom, Inc.                COM              655664100     2562 74655.000SH       Sole                74655.000
Oracle Corporation             COM              68389X105      205 16550.000SH       Sole                16550.000
Patriot Transportation Holding COM              70337B102     1773 25811.000SH       Sole                25811.000
Pepco Holdings Inc.            COM              737679100      343 14737.058SH       Sole                14737.058
Pepsico Inc.                   COM              713448108     3693 65115.475SH       Sole                65115.475
Pfizer                         COM              717081103     3463 138693.123SH      Sole               138193.123           500.000
Post Properties Inc.           COM              737464107      503 13500.000SH       Sole                13500.000
Procter & Gamble               COM              742718109     4882 82109.000SH       Sole                81509.000           600.000
Protective Life Corp.          COM              743674103      676 16409.000SH       Sole                16409.000
Regency Centers Corporation    COM              758939102      926 16120.000SH       Sole                16120.000
Rinker Group Ltd               COM              76687m101     2973 46745.000SH       Sole                46745.000
Royal Dutch Petroleum          COM              780257804     2443 37211.000SH       Sole                37211.000
Safeco Corp.                   COM              786429100     1476 27657.000SH       Sole                27657.000
Sony Corporation               COM              835699307      775 23355.000SH       Sole                23355.000
Southern Company               COM              842587107     4739 132509.000SH      Sole               131509.000          1000.000
Starbucks Corporation          COM              855244109     2023 40375.000SH       Sole                39975.000           400.000
Stryker Corp Com               COM              863667101      923 18680.000SH       Sole                18680.000
Suntrust Banks Inc.            COM              867914103      571 8221.000 SH       Sole                 8221.000
Synovus Financial Corp.        COM              87161C105      207 7455.000 SH       Sole                 7455.000
Sysco Corporation              COM              871829107      932 29709.590SH       Sole                29709.590
Target Inc.                    COM              87612E106     1554 29925.000SH       Sole                29925.000
Texas Instruments Inc.         COM              882508104      200 5910.000 SH       Sole                 5910.000
Vanguard Mid-Cap VIPERs        COM              922908629      257 4050.000 SH       Sole                 4050.000
Verizon Communications         COM              92343V104      287 8773.000 SH       Sole                 8773.000
Wachovia Corp.                 COM              929771103     5444 114399.068SH      Sole               114399.068
Wal-Mart Stores                COM              931142103      994 22681.078SH       Sole                22681.078
Walgreen Co                    COM              931422109      738 16990.000SH       Sole                16990.000
Washington Mutual Inc          COM              939322103     1795 45770.000SH       Sole                45770.000
Wells Fargo & Co.              COM              949746101     4627 79005.000SH       Sole                79005.000
Wyeth                          COM              983024100      265 5720.000 SH       Sole                 5720.000
Zimmer Holdings Inc.           COM              98956P102      845 12267.000SH       Sole                12267.000
iShares International Index Fu COM                             776 13361.000SH       Sole                13361.000
T. Rowe Price Mid-Cap                           779556109      238 4329.707 SH       Sole                 4329.707
Citigroup VII 7.125%           PFD              17306n203     1580    61800 SH       Sole                    61800
Con Edison PFD 7.25%           PFD              209115203      218     8500 SH       Sole                     8500
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      463    18000 SH       Sole                    18000
Protective Life-Prosaver Plati PFD              PX0004789       38    25000 SH       Sole                    25000
Regency Centers Corp Pfd. 7.45 PFD              758849202      411    16050 SH       Sole                    16050
Rochester G&E 6.650%           PFD              711367794     1462    55500 SH       Sole                    55500
Safeco Corts TR  8.70%         PFD              22081r205     1826    70400 SH       Sole                    70400
SunTrust Cap. IV 7.125%        PFD              86788B201     1966    76725 SH       Sole                    76725
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